Updating Summary Prospectus

May 1, 2022

RetireReadySM Extra II

Flexible Premium Variable Deferred Annuity Contracts

Genworth Life & Annuity VA Separate Account 1

Issued by:

Genworth Life and Annuity Insurance Company

This Updating Summary Prospectus provides certain updating information about RetireReadySM Extra II, a flexible premium variable deferred annuity contract (the “contract” or “contracts”) issued by Genworth Life and Annuity Insurance Company (the “Company,” “we,” “us” or “our). The contract is no longer offered or sold.

The statutory prospectus for the contract contains more information about the contract, including features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.genworth.com/RetireReadyExtra2. You can also obtain this information at no cost by calling our Home Office at (800) 352-9910.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov.

The Securities and Exchange Commission has not approved or disapproved the contract or determined that this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

17959PRUUSP 05/01/22

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since you last received the prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your contract:

•	For changes in the names of certain Portfolios, please refer to “Appendix A – Portfolios Available Under the Contract.”

•	For updated Portfolio expense information, please refer to “Important Information You Should Consider About the Contract” and “Appendix A – Portfolios Available Under the Contract.”

•	For updated Portfolio performance information, please refer to “Appendix A – Portfolios Available Under the Contract.”

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses		Location in Prospectus
Charges for Early Withdrawals

If you withdraw money from your contract within eight years following your last premium payment, you may be assessed a surrender charge of up to 8% of the value of the premium payment withdrawn.

For example, if you purchased the contract and withdrew a $100,000 initial premium payment sooner than one complete year after making the payment, you could be assessed a surrender charge of up to $8,000 on the premium payment withdrawn.

Fee Tables Charges and Other Deductions — Surrender Charge
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions. We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge of $10 for each transfer among the Subaccounts after the first transfer in the calendar month.	Fee Tables Charges and Other Deductions — Other Charges
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.	Fee Tables Charges and Other Deductions

Annual Fee	Minimum	Maximum
Base contract[1]	1.55%	1.55%
Investment options (Portfolio fees and expenses)[2]	0.31%	1.75%
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	0.25%

[1]	The base contract expense consists of the mortality and expense risk charge and administrative expense charge, each of which is expressed as an annual percentage charge that is assessed as a percentage of average daily net assets in the Separate Account.

[2]	As a percentage of Portfolio assets. These expenses are as of December 31, 2021, and will vary from year to year.

[3]	The minimum fee is the current fee for the Optional Enhanced Death Benefit Rider, which is assessed as a percentage of the average Contract Value for the prior contract year. The maximum fee is the current fee for the Optional Death Benefit Rider, which is assessed as a percentage of the Contract Value at the time of the deduction.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,746	$3,412
Assumes:	Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of contract classes and Portfolio fees and expenses

•  No optional benefits

•  No sales charges

•  No additional premium payments, transfers, or withdrawals

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of contract classes, optional benefits and Portfolio fees and expenses

•  No sales charges

•  No additional premium payments, transfers, or withdrawals

Risks		Location in Prospectus
Risk of Loss	• You can lose money by investing in this contract.	Principal Risks of Investing in the Contract The Contract — Valuation of Accumulation Units
Not a Short-Term Investment

•  This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•  A surrender charge can apply whenever you make a withdrawal of premium payments less than eight completed years after we received the premium payment.

•  The benefits of tax deferral mean that the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract Charges and Other Deductions
Risks Associated with Investment Options

•  An investment in this contract is subject to the risk of poor investment performance, which can vary depending on the performance of the investment options available under the contract (i.e., the Portfolios).

•  Each Portfolio (and the Guarantee Account) has its own unique risks.

•  You should review the prospectuses for the Portfolios and the section of this prospectus concerning the Guarantee Account before making an investment decision.

Principal Risks of Investing in the Contract The Guarantee Account Appendix A — Portfolios Available Under the Contract

Risks	Location in Prospectus
Insurance Company Risks

•  An investment in the contract is subject to the risks related to the Company, including that any obligations (including under the Guarantee Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, can be obtained by calling our Home Office at (800) 352-9910 or writing to us at 6610 West Broad Street, Richmond, Virginia 23230.

Principal Risks of Investing in the Contract The Company

Restrictions	Location in Prospectus
Investments

•  We reserve the right, subject to applicable law, to make additions, deletions, and substitutions for the Portfolios of the Funds.

•  For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation.

•  We reserve the right to limit transfers if frequent or large transfers occur, and to limit transfers from the Subaccounts to the Guarantee Account.

The Separate Account — Subaccounts The Guarantee Account Transfers
Optional Benefits

•  We reserve the right to modify certain of our optional benefits. For example, we reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason.

Transfers

Taxes	Location in Prospectus
Tax Implications

•  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

•  If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

•  Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Tax Matters
Conflicts of Interest	Location in Prospectus
Investment Professional Compensation

•  Your registered representative may receive compensation for selling and servicing this contract to you in the form of cash compensation (e.g., commissions), non-cash compensation (e.g., conferences, trips, prizes, and awards), and special marketing allowances.

•  The prospect of receiving such compensation may create an incentive for selling firms and/or their registered representative to sell you this contract versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

Sales of the Contracts
Exchanges

•  Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. Similarly, some investment professionals may have a financial incentive to offer you a different contract in place of this one. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Sales of the Contracts

DEFINITIONS

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

Contract Value — The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund — Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office — Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Portfolio — A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective.

Separate Account — Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount — A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

Appendix A — Portfolios Available Under the Contract

The following is a list of Portfolios currently available under the contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.genworth.com/RetireReadyExtra2. You can also request this information at no cost by calling (800) 352-9910. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. You may obtain updated Portfolio performance information by calling (800) 352-9910.

			Average Annual Total Returns (as of 12/31/2021)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Large Cap Value	AB Growth and Income Portfolio — Class B AllianceBernstein, L.P.	0.84%*	27.84%	12.58%	13.39%
US Equity Large Cap Growth	AB Large Cap Growth Portfolio — Class B AllianceBernstein, L.P.	0.90%	28.65%	25.78%	20.52%
US Equity Small Cap	AB Small Cap Growth Portfolio — Class B AllianceBernstein, L.P.	1.15%*	9.20%	24.73%	17.82%
Global Equity Large Cap	AB Sustainable Global Thematic Portfolio — Class B (formerly, AB Global Thematic Growth Portfolio - Class B) AllianceBernstein, L.P.	1.13%*	22.57%	22.11%	14.95%
US Equity Large Cap Growth	Invesco V.I. American Franchise Fund — Series I shares Invesco Advisers, Inc.	0.86%	11.92%	21.74%	17.37%
US Equity Mid Cap	Invesco V.I. American Value Fund — Series II shares Invesco Advisers, Inc.	1.13%*	27.62%	8.94%	10.65%
US Equity Large Cap Growth	Invesco V.I. Capital Appreciation Fund — Series II shares Invesco Advisers, Inc.	1.05%*	22.28%	21.91%	16.49%
US Equity Large Cap Blend	Invesco V.I. Core Equity Fund — Series I shares Invesco Advisers, Inc.	0.80%	27.74%	13.97%	12.27%
US Equity Mid Cap	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares Invesco Advisers, Inc.	1.08%	18.79%	22.75%	17.53%
Global Equity Large Cap	Invesco V.I. Global Fund — Series II shares Invesco Advisers, Inc.	1.03%	15.17%	17.88%	13.96%
US Equity Large Cap Blend	Invesco V.I. Main Street Fund® — Series II shares Invesco Advisers, Inc.	1.04%	27.23%	15.36%	14.77%
US Equity Small Cap	Invesco V.I. Main Street Small Cap Fund® —Series II shares Invesco Advisers, Inc.	1.09%	22.26%	13.46%	14.40%

			Average Annual Total Returns (as of 12/31/2021)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Large Cap Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares BNY Mellon Investment Adviser, Inc. (subadvised by Newton Investment Management Limited)	0.67%	27.00%	18.49%	15.59%
Global Equity Large Cap	Columbia Variable Portfolio — Overseas Core Fund — Class 2 Columbia Management Investment Advisers, LLC	1.03%	9.74%	9.60%	7.37%
US Equity Large Cap Growth	CTIVP® - Principal Blue Chip Growth Fund - Class 1 (formerly, CTIVP® - Loomis Sayles Growth Fund - Class 1) Columbia Management Investment Advisers, LLC (subadvised by Principal Global Investors, LLC)	0.68%	18.57%	21.76%	17.96%
US Fixed Income	VT Floating-Rate Income Fund Eaton Vance Management	1.18%	3.63%	3.19%	3.53%
US Fixed Income	Federated Hermes High Income Bond Fund II — Service Shares Federated Investment Management Company	1.07%*	4.44%	5.28%	6.06%
US Equity Mid Cap	Federated Hermes Kaufmann Fund II — Service Shares Federated Equity Management Company of Pennsylvania (subadvised by Federated Global Investment Management Corp.)	1.75%	2.26%	18.38%	16.40%
US Equity Large Cap Growth	VIP Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC (FMR) (subadvised by FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan))	0.85%	27.51%	19.87%	16.35%
US Equity Large Cap Growth	VIP Dynamic Capital Appreciation Portfolio —Service Class 2 FMR (subadvised by FMR UK, FMR H.K., and FMR Japan)	0.91%	24.27%	20.30%	17.19%
US Equity Large Cap Value	VIP Equity-Income Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR H.K., and FMR Japan)	0.76%	24.60%	11.68%	12.26%
US Equity Large Cap Growth	VIP Growth Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR H.K., and FMR Japan)	0.85%	22.90%	25.98%	19.40%
US Equity Large Cap Value	VIP Growth & Income Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR H.K., and FMR Japan)	0.77%	25.64%	13.17%	13.79%
US Money Market	Goldman Sachs Government Money Market Fund — Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	0.01%	0.82%	0.42%

			Average Annual Total Returns (as of 12/31/2021)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	Janus Henderson Balanced Portfolio — Service Shares Janus Henderson Investors US LLC	0.86%	16.91%	14.10%	11.53%
US Equity Mid Cap	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.96%	16.54%	18.84%	16.93%
US Equity Large Cap Growth	Janus Henderson Forty Portfolio — Service Shares Janus Henderson Investors US LLC	1.02%	22.60%	25.27%	20.00%
Global Equity Large Cap	Janus Henderson Global Research Portfolio —Service Shares Janus Henderson Investors US LLC	1.02%	17.80%	16.41%	13.31%
Technology Sector Equity	Janus Henderson Global Technology and Innovation Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%	17.75%	30.32%	22.96%
US Equity Large Cap Blend	ClearBridge Variable Aggressive Growth Portfolio — Class II Legg Mason Partners Fund Advisor, LLC (subadvised by ClearBridge Investments, LLC)	1.08%	10.04%	11.38%	13.53%
US Equity Large Cap Value	ClearBridge Variable Large Cap Value Portfolio — Class I Legg Mason Partners Fund Advisor, LLC (subadvised by ClearBridge Investments, LLC)	0.71%	26.21%	12.37%	12.98%
US Equity Large Cap Blend	MFS® Investors Trust Series — Service Class Shares Massachusetts Financial Services Company	1.03%*	26.51%	16.95%	15.17%
US Equity Large Cap Growth	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares Massachusetts Financial Services Company	1.02%*	25.66%	22.53%	17.29%
US Equity Small Cap	MFS® New Discovery Series — Service Class Shares Massachusetts Financial Services Company	1.12%*	1.57%	21.00%	15.87%
Utilities Sector Equity	MFS® Utilities Series — Service Class Shares Massachusetts Financial Services Company	1.03%*	13.82%	11.61%	9.65%
US Fixed Income	High Yield Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.77%	3.63%	5.46%	6.07%
Global Fixed Income	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares Pacific Investment Management Company LLC	0.91%	-1.96%	3.05%	4.39%
US Fixed Income	Long-Term U.S. Government Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.655%	-4.78%	6.14%	4.19%
US Fixed Income	Total Return Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.65%	-1.27%	3.94%	3.43%

			Average Annual Total Returns (as of 12/31/2021)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Global Equity Large Cap	PSF International Growth Portfolio — Class II Shares PGIM Investments LLC (subadvised by William Blair Investment Management, LLC, Neuberger Berman Investment Advisers LLC, Jennison Associates LLC)	1.41%*	12.09%	17.99%	11.84%
US Equity Mid Cap	PSF Mid-Cap Growth Portfolio — Class II Shares PGIM Investments LLC (subadvised by J.P. Morgan Investment Management, Inc.)	1.05%	10.23%	19.99%	15.10%
US Equity Large Cap Growth	PSF PGIM Jennison Blend Portfolio — Class II Shares PGIM Investments LLC (subadvised by Jennison Associates LLC)	0.86%	19.88%	18.61%	14.86%
US Equity Large Cap Growth	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares PGIM Investments LLC (subadvised by Jennison Associates LLC)	1.24%	16.35%	18.97%	14.58%
US Equity Large Cap Growth	PSF PGIM Jennison Growth Portfolio — Class II Shares PGIM Investments LLC (subadvised by Jennison Associates LLC)	1.01%	15.55%	26.29%	19.86%
US Equity Large Cap Growth	NASDAQ — 100® Fund Security Global Investors, LLC known as Guggenheim Investments	1.65%*	25.54%	26.24%	21.11%
US Fixed Income	Income V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	1.06%	-1.81%	3.04%	2.70%
US Equity Large Cap Growth	Premier Growth Equity V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.88%	24.97%	23.43%	18.88%
Real Estate Sector Equity	Real Estate Securities V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc. (subadvised by CenterSquare Investment Management LLC)	1.04%	41.80%	11.09%	11.68%
US Equity Large Cap Blend	S&P 500® Index V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.31%	28.27%	18.07%	16.17%
US Equity Small Cap	Small-Cap Equity V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc. (subadvised by Champlain Investment Partners, LLC, Kennedy Capital Management, Inc., Palisade Capital Management, L.L.C., Riverbridge Partners, LLC, and SouthernSun Asset Management, LLC)	1.21%	20.53%	12.12%	13.09%
Moderate Allocation	Total Return V.I.S. Fund[1] — Class 3 Shares SSGA Funds Management, Inc.	0.92%	13.20%	8.37%	7.78%
US Equity Large Cap Growth	U.S. Equity V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.82%	25.49%	18.63%	15.94%

[1]	For contracts issued on or after May 1, 2006, only Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolio is not available to contracts issued on or after May 1, 2006:

			Average Annual Total Returns (as of 12/31/2021)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	Total Return V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.67%	13.45%	8.65%	8.05%

* The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.

This Updating Summary Prospectus incorporates by reference all of the information contained in the statutory prospectus and the Statement of Additional Information, both dated May 1, 2022, as amended and supplemented. You can view copies of the prospectus and Statement of Additional Information online at www.genworth.com/RetireReadyExtra2, or you can obtain paper copies of those documents without charge by calling our Home Office at (800) 352-9910.

EDGAR Contract No. C000026721